FINANCIAL INSTRUMENTS & RISK - Capital Management Risk (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Equity attributable to shareholders	SFr 4,049.5	SFr 4,360.8
Non‑controlling interests (Note 20)	26.2	26.1
Total equity	4,075.7	4,386.9	SFr 3,577.0	SFr 4,049.5
Current borrowings (Note 23)	485.7	407.4
Non‑current borrowings (Note 23)	3,950.0	4,326.8
Total debt including interest	4,435.7	4,734.2
Less: Cash and cash equivalents	(273.2)	(351.8)	SFr (4.8)	SFr (2.3)
Managed capital	SFr 8,238.2	SFr 8,769.3